Debt - Schedule of Senior Secured Notes (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Jun. 19, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 16, 2019 EUR (€)	Jun. 20, 2019 EUR (€)	Sep. 26, 2018 USD ($)	Jun. 27, 2018 EUR (€)
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt	$ 10,000,000
Senior Notes
Debt Instrument [Line Items]
Principal	6,851,028,000			$ 6,331,407,000
Senior Notes | Senior Secured Notes6.250 Percent Due In2022 [Member]
Debt Instrument [Line Items]
Principal	$ 1,000,001,000			1,500,000,000
Debt Instrument, Interest Rate, Effective Percentage	6.52%	6.52%
Senior Notes | Senior Secured Notes6.250 Percent Due In2022 [Member] | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | Senior Secured Notes6.250 Percent Due In2022 [Member] | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | Senior Secured Notes6.250 Percent Due In2022 [Member] | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | Senior Secured Notes6.250 Percent Due In2022 [Member] | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 4.750% Senior Secured Euro Notes due February 2023
Debt Instrument [Line Items]
Principal	$ 1,043,035,000	€ 850,000		954,890,000
Debt Instrument, Interest Rate, Effective Percentage	4.98%	4.98%
Senior Notes | 4.750% Senior Secured Euro Notes due February 2023 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 4.750% Senior Secured Euro Notes due February 2023 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 4.750% Senior Secured Euro Notes due February 2023 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 4.750% Senior Secured Euro Notes due February 2023 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023
Debt Instrument [Line Items]
Principal	$ 60,567,000			60,567,000
Debt Instrument, Interest Rate, Effective Percentage	5.47%	5.47%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023 | Debt Instrument, Redemption, Period 7
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023 | Debt Instrument, Redemption, Period 8
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | Senior Secured Notes 3.500 Percent Due In 2024 [Member]
Debt Instrument [Line Items]
Principal	$ 613,550,000	€ 500,000		561,700,000				€ 500,000
Debt Instrument, Interest Rate, Effective Percentage	3.68%	3.68%
Senior Notes | Senior Secured Notes 3.500 Percent Due In 2024 [Member] | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | Senior Secured Notes 3.500 Percent Due In 2024 [Member] | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | Senior Secured Notes 3.500 Percent Due In 2024 [Member] | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | Senior Secured Notes 3.500 Percent Due In 2024 [Member] | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025
Debt Instrument [Line Items]
Principal	$ 1,100,000,000			1,100,000,000
Debt Instrument, Interest Rate, Effective Percentage	6.71%	6.71%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal	$ 920,325,000	€ 750,000		842,550,000		€ 750,000
Debt Instrument, Interest Rate, Effective Percentage	3.65%	3.65%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027
Debt Instrument [Line Items]
Principal	$ 750,000,000			750,000,000			$ 750,000,000
Debt Instrument, Interest Rate, Effective Percentage	6.41%	6.41%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal	$ 613,550,000	€ 500,000		$ 561,700,000	€ 500,000
Debt Instrument, Interest Rate, Effective Percentage	2.50%	2.50%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029
Debt Instrument [Line Items]
Principal	$ 750,000,000	€ 750,000	$ 750,000,000.0
Debt Instrument, Interest Rate, Effective Percentage	5.39%	5.39%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%